SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deposits Prepayments And Other Receivables
Prepayment		$ 102	$ 616
Deposit		84	331
Advance to suppliers	[1]	7,397	929
Other Receivables		632	89
Deposits, Prepayments and other receivables		$ 8,215	$ 1,965

[1]	Advance payment to suppliers are required to secure the purchase of the equipment in the ordinary course of business.